Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Indirect tax expenses and legal claims	$ 13	$ 11
Mandatory convertible bonds issue discount, underwriting and professional fees	0	26
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	7	0
Impairment of investments	18	0
Impairment of other receivables	1	8
Royalties Received	(71)	(2)
(Profit)/loss on disposal of land, equipment and assets in South Africa, Continental Africa, Australasia and the Americas	2	15
Mining contractor termination costs	0	1
Recovery on consignment inventory	0	(5)
Profit on disposal of investments	0	(6)
Net Insurance Claim Recovery	0	(15)
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(32)	33
I S S International [Member]
Component Of Operating Other Cost And Expense [Line Items]
Profit on disposal	$ (2)	$ 0